361 Market Neutral Fund
SUMMARY SECTION - 361 MARKET NEUTRAL FUND
Investment Objective

The investment objective of the 361 Market Neutral Fund (the “Market Neutral Fund”) is to seek to achieve long-term capital appreciation with moderate correlation to major equity market indices but with less volatility. The Fund also seeks to participate in rising markets and preserve capital in down markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Market Neutral Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 361 Market Neutral Fund (USD $)	Investor Class Shares	Class I Shares
Maximum sales charge (load) imposed on purchase	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee if redeemed within 90 days of purchase	none	none
Wire fee	20.00	20.00
Overnight check delivery fee	25.00	25.00
Retirement account fees (annual maintenance fee)	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 361 Market Neutral Fund		Investor Class Shares	Class I Shares
Management fees		1.25%	1.25%
Distribution and service (Rule 12b-1) fees		0.25%	none
Dividend and interest expense on short sales		1.35%	1.35%
Shareholder servicing fee		0.04%	0.04%
All other expenses		12.34%	12.34%
Other expenses		13.73%	13.73%
Acquired fund fees and expenses		0.02%	0.02%
Total annual fund operating expenses	[1]	15.25%	15.00%
Fee waiver and/or expense reimbursement	[1][2]	(11.73%)	(11.73%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	3.52%	3.27%
[1]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Market Neutral Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.15% and 1.90% of the average daily net assets of the Market Neutral Fund's Investor Class and Class I shares, respectively. This agreement is effective until February 28, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Market Neutral Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Market Neutral Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Market Neutral Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Market Neutral Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example 361 Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	355	3,141	5,385	9,267
Class I Shares	330	3,084	5,315	9,210

Portfolio Turnover

The Market Neutral Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Market Neutral Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Market Neutral Fund’s performance. During the fiscal year ended October 31, 2013, the Market Neutral Fund’s portfolio turnover rate was 828% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its investment objectives, the Market Neutral Fund seeks to invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in equity securities such as common stocks and shares of ETFs that are designed to provide the Fund with exposure to underlying equity securities, equity indices, and equity markets. The Market Neutral Fund employs a strategy that seeks to evaluate potential long and short investments in equity securities based on a proprietary quantitative methodology developed by the Advisor, which is designed to result in the Fund holding equity securities in sectors and industry groups that the Advisor believes are attractive on a relative basis. The Market Neutral Fund may also sell short equity securities or establish short positions with respect to various indices if the Advisor believes that those securities (whether by themselves or as represented in an index) are less attractive on a relative basis. The Market Neutral Fund may invest in equity securities of, or gain exposure to indices consisting of, U.S. and foreign issuers in all market capitalization ranges without limitation. The Advisor anticipates that, in general, the portfolio of the Market Neutral Fund will not be more than 100% long or short on a net basis. The Market Neutral Fund’s investment strategy involves active and frequent trading.

The Market Neutral Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

The Market Neutral Fund may also invest from time to time in futures and options contracts on securities, securities indices and shares of ETFs. The Market Neutral Fund may also enter into options on futures contracts. The Market Neutral Fund may purchase or write options in combination with each other (i.e., simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions. The Market Neutral Fund will not count its futures and options positions for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities.

The Market Neutral Fund may take temporary defensive positions when the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Market Neutral Fund’s investment objectives. When the Market Neutral Fund takes a temporary defensive position, the Market Neutral Fund may not achieve its investment objectives.

The Market Neutral Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Principal Risks

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Market Neutral Fund is set forth below. Before you decide whether to invest in the Market Neutral Fund, carefully consider these risk factors associated with investing in the Market Neutral Fund, which may cause investors to lose money. There can be no assurance that the Market Neutral Fund will achieve its investment objectives.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Market Neutral Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Market Neutral Fund participate, or factors relating to specific companies in which the Market Neutral Fund invests.

Short sales risk. In connection with a short sale of a security or other instrument, the Market Neutral Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Market Neutral Fund replaces the security or other instrument borrowed to make the short sale, the Market Neutral Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Market Neutral Fund and may not adequately protect against losses in or may result in greater losses for the Market Neutral Fund’s portfolio.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Market Neutral Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

ETF risk. Investing in an ETF will provide the Market Neutral Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Market Neutral Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Market Neutral Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Derivatives risk. Derivatives include instruments and contracts that are based on, and valued in relation to, one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Market Neutral Fund may not correlate with the value of the underlying instrument or the Market Neutral Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Market Neutral Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Leveraging risk. Certain Market Neutral Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Market Neutral Fund’s investments and make the Market Neutral Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Market Neutral Fund would otherwise have had, potentially resulting in the loss of all assets. The Market Neutral Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Asset segregation risk. As a series of an investment company registered with the SEC, the Market Neutral Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales. The Market Neutral Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Market Neutral Fund’s investment in such investments) even if they are covered.

Portfolio turnover risk. Active and frequent trading of the Market Neutral Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Market Neutral Fund’s performance. A high rate of portfolio turnover is 100% or more.

Management and strategy risk. The value of your investment depends on the judgment of the Market Neutral Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Market Neutral Fund’s advisor in selecting investments for the Market Neutral Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-diversification risk. The Market Neutral Fund is classified as “non-diversified,” which means the Market Neutral Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Market Neutral Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

The following performance information provides some indication of the risks of investing in the Market Neutral Fund by showing changes in the Market Neutral Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices. The Market Neutral Fund’s past performance, before and after taxes, is not necessarily an indication of how the Market Neutral Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The bar chart shows the performance of the Market Neutral Fund’s Class I shares. Investor Class shares’ performance would be lower than the Class I shares because of the higher expenses paid by Investor Class shares. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.361funds.com.

Calendar Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Class I
Highest Calendar Quarter Return at NAV	4.86%	Quarter Ended 06/30/13
Lowest Calendar Quarter Return at NAV	(1.54)%	Quarter Ended 06/30/12

Average Annual Total Returns (for periods ended December 31, 2013)
Average Annual Total Returns 361 Market Neutral Fund	1 Year	Since Inception	Inception Date
Class I Shares	9.79%	6.36%	Dec. 20, 2011
Class I Shares - Return After Taxes on Distributions	6.01%	1.78%	Dec. 20, 2011
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	5.55%	3.15%	Dec. 20, 2011
Investor Class Shares	9.48%	6.00%	Dec. 20, 2011
HFRX Equity Hedge Index (Reflects No Deductions for Fees, Expenses or Taxes)	11.14%	7.99%	Dec. 20, 2011
S&P 500 index (Reflects No Deductions for Fees, Expenses or Taxes)	32.39%	24.36%	Dec. 20, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I. Prior to November 1, 2014, Investor Class shares were subject to a 5.75% sales charge which is not reflected in the total return figures.